Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the years ended December 31,
	2021	2020	2019

Current	$135	$109	$11,164
Deferred	(174,076)	(80,641)	(224,511)
Total income tax (benefits) expenses	$(173,941)	$(80,532)	$(213,347)

Schedule of effective tax rate
	For the years ended December 31,
	2021	2020	2019

PRC statutory rates	25.0%	25.0%	25.0%
Preferential tax rates	(25.8)%	(25.0)%	(16.9)%
R&D credits	3.0%	1.7%	(3.4)%
Change in valuation allowance and others	(0.4)%	(1.3)%	(2.8)%
Effective tax rate	1.8%	0.4%	1.9%

Schedule of deferred tax assets
	As of December 31,
	2021	2020

Deferred tax assets:
Provision for doubtful accounts	$455,343	$302,536
Depreciation and amortization	145,928	112,595
Net operating loss carryforward	738,187	517,537
Valuation allowance	(738,187)	(517,537)
Total deferred tax assets	$601,271	$415,131

Schedule of taxes payable
	As of December 31,
	2021	2020

Income taxes payable	$594,026	$565,506
VAT and other tax payable	136,898	133,429
Totals	$730,924	$698,935